3. SECURITIES (Tables)	12 Months Ended
Sep. 30, 2012
Securities Tables
Available-for-sale Securities

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage
Corporation	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage
Association	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,772	$61	$-	$1,833
Federal Home Loan Mortgage
Corporation	3,343	91	-	3,434
Federal National Mortgage Association	16,367	812	-	17,179
	21,482	964	-	22,446
CMOs:
Government National Mortgage
Association	1,987	196	-	2,183

Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148

Details concerning securities with unrealized losses as of September 30, 2012 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Available-for-sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$7	$(3)	$-	$-	$7	$(3)
	$7	$(3)	$-	$-	$7	$(3)

Held-to-maturity securities

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage
Corporation	3,874	321	-	4,195
Private Label	-	-	-	-
CMOs:
Federal Home Loan Mortgage
Corporation	76	5	-	81
Federal National Mortgage
Association	826	71	-	897
Private Label	-	-	-	-
	$66,813	$1,577	$-	$68,390

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$47,975	$-	$-	$47,975
Mortgaged-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage
Corporation	5,530	451	-	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage
Corporation	129	1	-	130
Federal National Mortgage
Association	1,067	52	-	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity
Mortgage backed securities
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	-	-	199	(1)
CMOs:
Private label	48	(1)	-	-	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

	Amortized Cost	Fair Value
Due within one year	$33,511	$33,511
Due after one year but within five years	11,162	11,162
Total	44,673	44,673

Mortgage-backed securities	22,140	23,717
	$66,813	$68,390

Credit losses on the Bank's investment securities recognized in earnings

The following table presents a roll-forward of the amount of credit losses on debt securities held by the Company for which a portion of OTTI was recognized in other comprehensive income for the years ended September 30, 2012 and 2011:

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$0

The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2010	$1,442
Other-than-temporary impairment credit losses on securities not previously OTTI	95
Increases for additional credit losses on securities previously determined to be OTTI	191
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(165)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2011	$1,563